Summary of Significant Accounting Policies - Summarize Impacts of Adopting Topic 606 on Consolidated Balance Sheet (Detail) - USD ($)		Mar. 31, 2018		Jan. 01, 2018	Dec. 31, 2017	Mar. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Current assets
Cash and cash equivalents		$ 424,226,000			$ 504,468,000	$ 388,186,000	$ 422,623,000	$ 450,907,000	$ 461,788,000
Accounts receivable, net		703,066,000			693,085,000	602,871,000	615,265,000
Prepaid expenses and other current assets		199,208,000	[1],[2]		236,342,000	227,635,000	189,149,000
Total current assets		1,326,500,000			1,433,895,000	1,218,692,000	1,227,037,000
Property, plant and equipment, net		205,035,000			207,030,000	212,562,000	193,218,000
Deferred tax assets		81,734,000			76,929,000	61,029,000	70,143,000
Investment in equity affiliates		919,000			886,000	769,000	4,800,000
Intangible assets, net		125,781,000			131,590,000	69,070,000	78,946,000
Goodwill		1,337,051,000			1,337,122,000	1,097,329,000	1,069,408,000	$ 1,038,346,000
Contract cost assets	[2],[3]	162,435,000
Other assets		157,672,000	[1],[2]		262,169,000	252,279,000	242,328,000
Total assets		3,397,127,000			3,449,621,000	2,911,730,000	2,885,880,000
Current liabilities
Short-term borrowings		275,000,000			170,000,000	15,000,000	160,000,000
Current portion of long-term debt		39,237,000			39,226,000	39,192,000	39,181,000
Accounts payable		13,811,000			15,050,000	9,086,000	9,768,000
Income taxes payable		40,026,000			30,026,000	33,091,000	24,159,000
Accrued expenses and other current liabilities		503,116,000	[1]		584,482,000	426,953,000	498,247,000
Total current liabilities		871,190,000			838,784,000	523,322,000	731,355,000
Long-term debt, less current portion		996,999,000			1,006,687,000	1,035,778,000	698,152,000
Deferred tax liabilities		7,083,000	[3]		6,747,000	1,815,000	2,415,000
Other liabilities		155,858,000	[1]		168,609,000	165,561,000	162,790,000
Total liabilities		2,031,130,000			2,020,827,000	1,726,476,000	1,594,712,000
Redeemable non-controlling interest					4,750,000	3,610,000	4,520,000
Shareholders' equity
Preferred shares, value
Common shares, value		1,903,000			1,924,000	1,924,000	1,984,000
Additional paid-in capital		1,422,897,000			1,421,368,000	1,347,265,000	1,384,468,000
Retained earnings		321,916,000	[3]		355,982,000	219,776,000	358,121,000
Accumulated other comprehensive income (loss)		(380,719,000)			(355,230,000)	(387,321,000)	(457,925,000)
Total equity		1,365,997,000			1,424,044,000	1,181,644,000	1,286,648,000
Commitments and contingencies
Total liabilities, redeemable non-controlling interest and equity		3,397,127,000			3,449,621,000	$ 2,911,730,000	$ 2,885,880,000
ASU 2014-09 | Adjustments
Current assets
Prepaid expenses and other current assets	[1],[2]	74,092,000
Total current assets		74,092,000
Contract cost assets		(162,435,000)	[2],[3]	$ 23,227,000
Other assets	[1],[2]	89,499,000
Total assets		1,156,000
Current liabilities
Accrued expenses and other current liabilities	[1]	8,429,000
Total current liabilities		8,429,000
Deferred tax liabilities		(5,303,000)	[3]	5,303,000
Other liabilities	[1]	15,998,000
Total liabilities		19,124,000
Shareholders' equity
Preferred shares, value
Retained earnings		(17,968,000)	[3]	$ 17,924,000
Total equity		(17,968,000)
Commitments and contingencies
Total liabilities, redeemable non-controlling interest and equity		1,156,000
ASU 2014-09 | Balances without adoption of Topic 606
Current assets
Cash and cash equivalents		424,226,000			$ 504,468,000
Accounts receivable, net		703,066,000
Prepaid expenses and other current assets	[1],[2]	273,300,000
Total current assets		1,400,592,000
Property, plant and equipment, net		205,035,000
Deferred tax assets		81,734,000
Investment in equity affiliates		919,000
Intangible assets, net		125,781,000
Goodwill		1,337,051,000
Other assets	[1],[2]	247,171,000
Total assets		3,398,283,000
Current liabilities
Short-term borrowings		275,000,000
Current portion of long-term debt		39,237,000
Accounts payable		13,811,000
Income taxes payable		40,026,000
Accrued expenses and other current liabilities	[1]	511,545,000
Total current liabilities		879,619,000
Long-term debt, less current portion		996,999,000
Deferred tax liabilities	[3]	1,780,000
Other liabilities	[1]	171,856,000
Total liabilities		2,050,254,000
Shareholders' equity
Preferred shares, value
Common shares, value		1,903,000
Additional paid-in capital		1,422,897,000
Retained earnings	[3]	303,948,000
Accumulated other comprehensive income (loss)		(380,719,000)
Total equity		1,348,029,000
Commitments and contingencies
Total liabilities, redeemable non-controlling interest and equity		$ 3,398,283,000

[1]	As a result of its adoption of ASC 606 the Company has offset (i) contract assets amounting to $8,429 under “Prepaid expenses and other current assets” against contract liabilities under “Accrued expenses and other current liabilities” related to the same customer contract and (ii) contract assets amounting to $15,998 under “Other assets” against contract liabilities under “Other liabilities” related to the same customer contract.
[2]	The Company has reclassified the deferred transition cost from “Prepaid expenses and other current assets” amounting to $65,663 and “Other assets” amounting to $73,501 to “Contract cost assets” amounting to $139,164 as a result of its adoption of ASC 606.
[3]	The cumulative impact of the adoption of ASC 606 resulted in an increase of $23,227 in the contract cost asset related to sales incentive programs (excluding the effect of the current period – refer to note d to the table below) as of January 1, 2018 with a corresponding impact of $17,924 on retained earnings (excluding the effect of the current period – refer to note d to the table below) and on deferred tax liability of $5,303.